Note 3 - Acquisitions (Details) - Business Acquisitions, Pro Forma Revenue and Earnings: - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Acquisitions, Pro Forma Revenue and Earnings: [Abstract]
Actual from acquired entities for 2015	$ 34,041
Actual from acquired entities for 2015	3,961
Supplemental pro forma revenues (unaudited)	1,802,129	$ 1,782,253
Supplemental pro forma net earnings (unaudited)	$ 44,914	$ 57,672